FINANCIAL RISK MANAGEMENT OBJECTIVES - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payment Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	$ 60,973	$ 66,777
Trade and other payables	39,891	44,784
Financial liabilities at fair value through profit or loss	6
Lease liability	2,909	2,738
Financial liabilities	120,392	126,164
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	46,087	62,295
Trade and other payables	39,891	44,784
Financial liabilities at fair value through profit or loss	6
Lease liability	788	637
Financial liabilities	103,385	119,581
2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	9,616	428
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss	0
Lease liability	1,073	925
Financial liabilities	10,689	1,353
4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	400	428
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss	0
Lease liability	469	412
Financial liabilities	869	840
> 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Interest-bearing loans and borrowings	4,870	3,626
Trade and other payables	0	0
Financial liabilities at fair value through profit or loss	0
Lease liability	579	764
Financial liabilities	5,449	4,390
All other related parties
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	16,613	11,865
All other related parties | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	16,613	11,865
All other related parties | 2 to 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	0	0
All other related parties | 4 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	0	0
All other related parties | > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Due to related parties	$ 0	$ 0